Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows [Abstract]
Sales of oil and gas produced, net of production costs	$ (31,279)	$ (25,076)	$ (19,411)
Net changes in prices and production costs	62,902	26,355	(53,278)
Extensions and discoveries	4,323	3,639	1,105
Development cost incurred during the year	2,984	2,699	4,124
Changes in estimated development costs	(2,146)	2,744	1,763
Reserves revisions and timing changes	1,511	(1,353)	6,366
Accretion of discount of pre-tax net cash flows	6,628	5,891	11,094
Net changes in production and excess gains taxes	(22,817)	(15,628)	37,537
Aggregate change in standardized measure of discounted future net cash flows	22,105	(728)	(10,700)
As of January 1	4,113	4,841	15,541
As of December 31	26,218	4,113	4,841
Change	$ 22,105	$ (728)	$ (10,700)